Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule II — Valuation and Qualifying Accounts

		Year ended December 31
Millions of Dollars	2023	2022	2021
Employee Termination Benefits
Balance at January 1	$11	$43	$470
Additions (reductions) charged to expense	(2)	1	(30)
Payments	(3)	(33)	(397)
Balance at December 31	$6	$11	$43
Expected Credit Losses
Beginning allowance balance for expected credit losses	$1,008	$745	$671
Current period provision	(367)	263	74
Write-offs charged against the allowance, if any	—	—	—
Balance at December 31	$641	$1,008	$745
Deferred Income Tax Valuation Allowance *
Balance at January 1	$19,532	$17,651	$17,762
Additions to deferred income tax expense	2,348	3,533	3,691
Reduction of deferred income tax expense	(1,464)	(1,652)	(3,802)
Balance at December 31	$20,416	$19,532	$17,651
*	See also Note 17 Taxes .